SCUDDER
                                                                     INVESTMENTS


Scudder Cash Investment Trust
Class AARP and Class S Shares

Scudder Money Market Series
Premium Class AARP Shares
Premium Class S Shares
Prime Reserve Class AARP Shares
Prime Reserve Class S Shares

Scudder Tax-Free Money Fund
Class AARP and Class S Shares

Scudder U. S. Treasury Money Fund
Class AARP and Class S Shares

Supplement to Prospectus Dated October 1, 2002

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The following replaces the fee and expense information shown for each fund under
How Much Investors Pay:

Scudder Cash Investment Trust

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder of either Class AARP or Class S you pay them indirectly.

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Fee Table                                             Class AARP      Class S
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Shareholder Fees, paid directly from                     None           None
your investment
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Annual Operating Expenses, deducted from fund assets
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Management  Fee                                         0.42%          0.42%
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Distribution (12b-1) Fee                                 None           None
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Other Expenses*                                          0.62           0.60
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Total Annual Operating Expenses*                         1.04           1.02
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Less Expense Waiver*                                     0.04           0.02
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Net Annual Fund Operating Expenses (after waiver)        1.00           1.00
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*  Restated to reflect maximum annual estimated costs. Through September 30,
   2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.40% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.00% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

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   As a result, through September 30, 2003, Other Expenses are estimated to be
   0.41% (annualized) and Total Annual Operating Expenses are estimated to be 0.83% (annualized) for Class AARP and Class S shares. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                    1 Year        3 Years        5 Years       10 Years
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Class AARP                  $103           $325          $568          $1,265
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Class S                     $103           $323          $561          $1,246
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                                       2
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Scudder Money Market Series

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder of any class listed below, you pay them indirectly.

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                                            Premium Class    Prime Reserve Class
Fee Table                                 AARP and Class S     AARP and Class S
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Shareholder Fees, paid directly from            None                 None
your investment
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Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee*                               0.25%               0.25%
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Distribution (12b-1) Fee                        None                 None
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Other Expenses**                                0.25                0.40
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Total Annual Operating Expenses**               0.50                0.65
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*  The advisor has voluntarily agreed to waive 0.15% of its management fee. This voluntary expense waiver may be changed at any time at the option of the advisor.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.25% for Premium Class AARP and Premium Class S and 0.40% for Prime Reserve Class AARP and Prime Reserve Class S, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.50% for each class of shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

   Through September 30, 2003, Other Expenses and Total Annual Operating Expenses are estimated to be as shown in the table. After September 30, 2003, Other Expenses are estimated to be 0.13% for Premium Class AARP and Premium Class S, 0.27% for Prime Reserve Class AARP and 0.34% for Prime Reserve Class S (annualized) and, after giving effect to the expense waiver for Prime Reserve Class AARP and Prime Reserve Class S, Total Annual Operating Expenses are estimated to be 0.38% for Premium Class AARP and Premium Class S and 0.50% for Prime Reserve Class AARP and Prime Reserve Class S (annualized).

Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                             1 Year      3 Years     5 Years    10 Years
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Premium Class AARP/S shares           $51        $160        $280        $628
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Prime Reserve Class AARP/S shares     $66        $208        $362        $810
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                                       3
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Scudder Tax-Free Money Fund

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder of either Class AARP or Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                         Class AARP         Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from                 None             None
your investment
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                     0.50%            0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                             None             None
--------------------------------------------------------------------------------
Other Expenses*                                      0.39             0.19
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Total Annual Operating Expenses*                     0.89             0.69
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Less Expense Waiver*                                 0.09             0.00
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Net Annual Fund Operating Expenses (after            0.80             0.69
waiver)
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*  Restated to reflect maximum annual estimated costs. Through September 30,
   2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.15% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.80% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. With regard to Class S shares, assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.15% (annualized) and Total Annual Operating Expenses are estimated to be 0.65% (annualized) for each class of shares. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above (including for Class AARP shares, two years of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                         1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class AARP                       $82          $265         $475         $1,079
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Class S                          $70          $221         $384          $859
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                                       4

Scudder U. S. Treasury Money Fund

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                         Class AARP         Class S
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from                 None             None
your investment
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                     0.40%            0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                             None             None
--------------------------------------------------------------------------------
Other Expenses*                                      0.46             0.58
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                     0.86             0.98
--------------------------------------------------------------------------------

* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.40% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.00% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.40% (annualized) and Total Annual Operating Expenses are estimated to be 0.80% (annualized) for each class of shares. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class AARP                       $88          $274         $477         $1,061
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Class S                          $100         $312         $542         $1,201
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                                       5
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February 5, 2003